FAIR VALUE MEASUREMENTS FAIR VALUE MEASURMENTS - Fair value of assets and liabilities measured on non recurring (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived asset	$ 277		$ 2
Long-lived assets held for use impairment	$ 277	$ 0	$ 2
Long lived assets, held for use, location not disclosed	impairment charge	impairment charge	impairment charge
Fair value of assets, nonrecurring	$ 0		$ 0
Impairments in non-marketable securities without readily determinable fair value	$ 0	$ 0	$ 0